Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate annual maturities on long-term debt obligations
2013	$ 11,665
2014	15,001
2015	12,130
2016	6,101
2017	7,223
Thereafter	7,179
Total	59,299
Unamortized Underwriting Fees	(112)	(106)
Unamortized Discount and Premium	(17)
Impacts due to Debt Exchange	(977)
Impacts due to Fair Value Hedge Accounting	780
Total long-term debt	58,973	59,570
Parent Company [Member]
Aggregate annual maturities on long-term debt obligations
2013	1,000
2014	1,250
2015	0
2016	600
2017	1,500
Thereafter	5,939
Total	10,289
Total long-term debt	9,570	10,083
American Express Centurion Bank [Member]
Aggregate annual maturities on long-term debt obligations
2013	0
2014	0
2015	1,305
2016	0
2017	1,300
Thereafter	2
Total	2,607
American Express Credit Corporation [Member]
Aggregate annual maturities on long-term debt obligations
2013	4,859
2014	6,550
2015	5,227
2016	5,501
2017	1,500
Thereafter	0
Total	23,637
American Express Bank, FSB [Member]
Aggregate annual maturities on long-term debt obligations
2013	1,750
2014	0
2015	0
2016	0
2017	1,300
Thereafter	0
Total	3,050
American Express Charge Trust [Member]
Aggregate annual maturities on long-term debt obligations
2013	0
2014	3,000
2015	0
2016	0
2017	0
Thereafter	0
Total	3,000
American Express Lending Trust [Member]
Aggregate annual maturities on long-term debt obligations
2013	4,056
2014	4,000
2015	5,423
2016	0
2017	1,623
Thereafter	1,200
Total	16,302
Other Subsidiaries [Member]
Aggregate annual maturities on long-term debt obligations
2013	0
2014	201
2015	175
2016	0
2017	0
Thereafter	38
Total	$ 414